Consolidated Statements of Comprehensive Loss (Photomedex, Inc) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues:	$ 16,788,736	$ 24,096,169
Gross profit	11,790,054	16,420,905
Operating expenses:
Engineering and product development	111,000	115,000
Selling and marketing	8,514,634	12,428,314
General and administrative	4,258,177	5,380,819
Total operating expenses	12,772,811	17,809,133
Loss from continuing operations before interest and other financing expense, net	(982,757)	(1,388,228)
Loss from continuing operations before income taxes	(996,344)	(1,387,571)
Income tax expense (benefit)
Discontinued operations:
Loss	$ (996,344)	$ (1,387,571)
Basic net loss per share:
Basic	$ (0.04)	$ (0.06)
Diluted net loss per share:
Diluted	$ (0.04)	$ (0.06)
Shares used in computing net loss per share:
Basic	28,213,675	24,979,067
Diluted	28,213,675	24,979,067
Photomedex, Inc. [Member]
Revenues:	$ 38,397,000	$ 75,890,000
Cost of revenues	8,086,000	18,425,000
Gross profit	30,311,000	57,465,000
Operating expenses:
Engineering and product development	1,249,000	1,313,000
Selling and marketing	21,729,000	57,412,000
General and administrative	13,233,000	17,484,000
Impairment	3,518,000	21,481,000
Loss on sale of assets	2,574,000
Total operating expenses	42,303,000	97,690,000
Loss from continuing operations before interest and other financing expense, net	(11,992,000)	(40,225,000)
Interest and other financing expense, net	(385,000)	(1,402,000)
Loss from continuing operations before income taxes	(12,377,000)	(41,627,000)
Income tax expense (benefit)	762,000	(1,794,000)
Loss from continuing operations	(13,139,000)	(39,833,000)
Discontinued operations:
Loss from discontinued operations, net of taxes	(125,000)	(4,131,000)
Gain on sale of discontinued operations, net of taxes		9,410,000
Loss	$ (13,264,000)	$ (34,554,000)
Basic net loss per share:
Continuing operations	$ (3.15)	$ (9.84)
Discontinued operations	(0.03)	1.3
Basic	(3.18)	(8.54)
Diluted net loss per share:
Continuing operations	(3.15)	(9.84)
Discontinued operations	(0.03)	1.3
Diluted	$ (3.18)	$ (8.54)
Shares used in computing net loss per share:
Basic	4,171,549	4,049,518
Diluted	4,171,549	4,049,518
Other comprehensive loss:
Foreign currency translation adjustments	$ (2,810,000)	$ (1,256,000)
Comprehensive loss	$ (16,074,000)	$ (35,810,000)